Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	December 2018
Payment Date	1/15/2019
Transaction Month	24
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,718,023,629.80	66,537		56.5

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$346,400,000.00	0.84%		February 15, 2018
Class A-2a Notes	$400,000,000.00	1.33%		December 15, 2019
Class A-2b Notes	$159,800,000.00	2.57513%	*	December 15, 2019
Class A-3 Notes	$451,500,000.00	1.67%		June 15, 2021
Class A-4 Notes	$135,500,000.00	1.92%		April 15, 2022
Class B Notes	$47,150,000.00	2.24%		June 15, 2022
Class C Notes	$31,440,000.00	2.41%		July 15, 2023
Total	$1,571,790,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,346,811.65

Principal:
Principal Collections	$21,676,715.17
Prepayments in Full	$9,070,288.72
Liquidation Proceeds	$279,406.08
Recoveries	$71,550.18
Sub Total	$31,097,960.15
Collections	$32,444,771.80

Purchase Amounts:
Purchase Amounts Related to Principal	$215,605.31
Purchase Amounts Related to Interest	$369.92
Sub Total	$215,975.23

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$32,660,747.03

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	December 2018
Payment Date	1/15/2019
Transaction Month	24
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$32,660,747.03
Servicing Fee	$599,251.93	$599,251.93	$0.00	$0.00	$32,061,495.10
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$32,061,495.10
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$32,061,495.10
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$32,061,495.10
Interest - Class A-3 Notes	$577,358.92	$577,358.92	$0.00	$0.00	$31,484,136.18
Interest - Class A-4 Notes	$216,800.00	$216,800.00	$0.00	$0.00	$31,267,336.18
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,267,336.18
Interest - Class B Notes	$88,013.33	$88,013.33	$0.00	$0.00	$31,179,322.85
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,179,322.85
Interest - Class C Notes	$63,142.00	$63,142.00	$0.00	$0.00	$31,116,180.85
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$31,116,180.85
Regular Principal Payment	$28,276,466.09	$28,276,466.09	$0.00	$0.00	$2,839,714.76
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,839,714.76
Residual Released to Depositor	$0.00	$2,839,714.76	$0.00	$0.00	$0.00
Total		$32,660,747.03

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$28,276,466.09
Total					$28,276,466.09
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$28,276,466.09	$62.63	$577,358.92	$1.28	$28,853,825.01	$63.91
Class A-4 Notes	$0.00	$0.00	$216,800.00	$1.60	$216,800.00	$1.60
Class B Notes	$0.00	$0.00	$88,013.33	$1.87	$88,013.33	$1.87
Class C Notes	$0.00	$0.00	$63,142.00	$2.01	$63,142.00	$2.01
Total	$28,276,466.09	$17.99	$945,314.25	$0.60	$29,221,780.34	$18.59

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	December 2018
Payment Date	1/15/2019
Transaction Month	24

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$414,868,686.12	0.9188675	$386,592,220.03	0.8562397
Class A-4 Notes	$135,500,000.00	1.0000000	$135,500,000.00	1.0000000
Class B Notes	$47,150,000.00	1.0000000	$47,150,000.00	1.0000000
Class C Notes	$31,440,000.00	1.0000000	$31,440,000.00	1.0000000
Total	$628,958,686.12	0.4001544	$600,682,220.03	0.3821644

Pool Information
Weighted Average APR	2.333%	2.327%
Weighted Average Remaining Term	36.88	36.06
Number of Receivables Outstanding	43,254	42,348
Pool Balance	$719,102,317.24	$687,436,796.45
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$662,590,842.42	$633,839,393.52
Pool Factor	0.4185637	0.4001323

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,590,118.15
Yield Supplement Overcollateralization Amount	$53,597,402.93
Targeted Overcollateralization Amount	$86,754,576.42
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$86,754,576.42

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,590,118.15
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,590,118.15
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,590,118.15

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	December 2018
Payment Date	1/15/2019
Transaction Month	24
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		97	$423,505.51
(Recoveries)		118	$71,550.18
Net Loss for Current Collection Period			$351,955.33
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5873%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4707%
Second Prior Collection Period			0.4881%
Prior Collection Period			0.7585%
Current Collection Period			0.6005%
Four Month Average (Current and Prior Three Collection Periods)			0.5795%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2586	$10,614,896.17
(Cumulative Recoveries)			$1,229,162.16
Cumulative Net Loss for All Collection Periods			$9,385,734.01
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5463%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,104.75
Average Net Loss for Receivables that have experienced a Realized Loss			$3,629.44

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.41%	495	$9,725,770.83
61-90 Days Delinquent	0.13%	44	$920,127.70
91-120 Days Delinquent	0.07%	19	$486,170.81
Over 120 Days Delinquent	0.12%	32	$858,635.79
Total Delinquent Receivables	1.74%	590	$11,990,705.13

Repossession Inventory:
Repossessed in the Current Collection Period		31	$694,179.40
Total Repossessed Inventory		53	$1,174,276.51

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1607%
Prior Collection Period			0.2081%
Current Collection Period			0.2243%
Three Month Average			0.1977%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3295%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	December 2018
Payment Date	1/15/2019
Transaction Month	24

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Jason C. Behnke
Assistant Treasurer